UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09495

The Legacy Funds, Inc.
(Exact name of registrant as specified in charter)

61 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Robert E Belknap
61 Broadway
New York, NY 10006
(Name and address of agent for service)

Registrant's telephone number, including area code:212-269-8790

Date of fiscal year end:10/31

Date of reporting period:09/15

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

Name of Fund:(1)	Legacy Growth Fund
Period:	July 1st, 2004-September 15, 2004

Company Name	Meeting Date	Shares Voted	CUSIP(2)	Ticker (2)

Renaissance Re Holdings Ltd.	8/31/04	2600	G7496G103	RE

Vote (3)	MRV (4)	Proposal (5)		Proposed by Issuer or Security Holder (6)

For	MRV	To Approce the Renaissancere 2004 Stock Incentive Plan		Company

(1) Please provide information separately for each “series” of shares. The term “series” means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for ass

(2) Either of these numbers may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.
(3) If the Fund cast its vote on the matter, please indicate whether the Fund voted For, Against, or if the Fund Withheld its vote.
(4) Please indicate Management's Recommended Vote
(5) Please provide a brief identification of the matter to be voted upon. Please provide this information for each separate matter. These should be listed under Proposal by number. Please see example above.

(6) Indicate whether the matter was proposed by the issuer (I.e. company) or a shareholder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Legacy Funds, Inc.

By (Signature and Title)* /s/ Elizabeth Larson

Date  9/21/2004

Print the name and title of each signing officer under his or her signature.